Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares, Outstanding, Beginning balance | shares	17,175,304	14,001,224	11,721,676
Number of shares, Granted | shares	3,478,076,732	6,273,782	2,733,139
Number of shares, Forfeited | shares	(54,370,598)	(2,121,862)	(97,180)
Number of shares, Cancelled | shares	(14,380,933)
Number of shares, Lapsed | shares	(460,693)	(812,004)	(253,454)
Number of shares, Exercised | shares	(29,123)	(165,836)	(102,957)
Number of shares, Outstanding, Ending balance | shares	3,426,010,689	17,175,304	14,001,224
Number of shares, Vested and exercisable, Ending balance | shares	2,017,885,680	9,318,921	7,564,156
Weighted average exercise price per share, Outstanding, Beginning balance | £ / shares	£ 2.11	£ 2.59	£ 2.94
Weighted average exercise price per share, Granted | £ / shares	0.001	0.24	0.82
Weighted average exercise price per share, Forfeited | £ / shares	0.005	0.5	1.37
Weighted average exercise price per share, Cancelled | £ / shares	1.75
Weighted average exercise price per share, Lapsed | £ / shares	4.23	0.48	1.42
Weighted average exercise price per share, Exercised | £ / shares	0.04	0.04	0.04
Weighted average exercise price per share, Outstanding, Ending balance | £ / shares	0.004	2.11	2.59
Weighted average exercise price per share, Vested and exercisable, Ending balance | £ / shares	£ 0.005	£ 3.43	£ 3.61